Goodwill and Intangibles - Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2027	Dec. 31, 2026
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 4,579.0	€ 4,573.2
Amortization of intangible assets	9.4	8.8	€ 7.7
Intangible assets and goodwill	€ 4,568.5	€ 4,579.0	4,573.2
US dollar | Derivative financial instruments | Foreign exchange forward contract | Currency risk
Reconciliation of changes in intangible assets and goodwill [abstract]
Percentage of financial instruments designated as hedging instruments	89.10%	87.90%		39.20%	44.80%
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 4,653.5	€ 4,639.7
Additions	9.4	14.8
Disposals, intangible assets other than goodwill		0.9
Disposals, intangible assets and goodwill	(9.5)
Effect of movements in foreign exchange	(0.4)	(0.1)
Intangible assets and goodwill	4,653.0	4,653.5	4,639.7
Additions	9.4	14.8
Disposals, intangible assets other than goodwill		0.9
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(74.5)	(66.5)
Disposals, intangible assets and goodwill		0.6
Effect of movements in foreign exchange	(0.6)	0.2
Amortization of intangible assets	(9.4)	(8.8)
Intangible assets and goodwill	(84.5)	(74.5)	(66.5)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,106.1	2,105.0
Intangible assets and goodwill	2,104.7	2,106.1	2,105.0
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,106.1	2,105.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	(1.4)	1.1
Intangible assets and goodwill	2,104.7	2,106.1	2,105.0
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Goodwill | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.0	0.0
Effect of movements in foreign exchange	0.0	0.0
Amortization of intangible assets	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,420.2	2,421.6
Intangible assets and goodwill	2,420.3	2,420.2	2,421.6
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,429.1	2,430.1
Additions	0.1	0.0
Disposals, intangible assets other than goodwill		0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	0.7	(1.0)
Intangible assets and goodwill	2,429.9	2,429.1	2,430.1
Additions	0.1	0.0
Disposals, intangible assets other than goodwill		0.0
Brands | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(8.9)	(8.5)
Effect of movements in foreign exchange	(0.4)	0.0
Amortization of intangible assets	(0.3)	(0.4)
Intangible assets and goodwill	(9.6)	(8.9)	(8.5)
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	43.2	35.3
Intangible assets and goodwill	35.8	43.2	35.3
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	83.0	69.3
Additions	9.3	14.8
Disposals, intangible assets other than goodwill		0.9
Disposals, intangible assets and goodwill	(9.5)
Effect of movements in foreign exchange	0.3	(0.2)
Intangible assets and goodwill	83.1	83.0	69.3
Additions	9.3	14.8
Disposals, intangible assets other than goodwill		0.9
Computer software | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(39.8)	(34.0)
Effect of movements in foreign exchange	(0.2)	0.2
Amortization of intangible assets	(7.3)	(6.6)
Intangible assets and goodwill	(47.3)	(39.8)	(34.0)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	9.5	11.3
Intangible assets and goodwill	7.7	9.5	11.3
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	35.3	35.3
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	35.3	35.3	35.3
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Customer relationships | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(25.8)	(24.0)
Effect of movements in foreign exchange	0.0	0.0
Amortization of intangible assets	(1.8)	(1.8)
Intangible assets and goodwill	€ (27.6)	€ (25.8)	€ (24.0)